Assets Classified As Held For Sale And Liabilities Directly Associated With Assets Classified As Held For Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Line Items]
Loss for write-down of assets held for sale to fair value less cost to sell	$ 74,178